PIMCO Variable Insurance Trust

Supplement Dated January 29, 2014 to the Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M Prospectuses dated April 30, 2013, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Global Multi-Asset Portfolio, PIMCO Global Multi-Asset

Managed Volatility Portfolio and PIMCO Global Advantage® Strategy Bond Portfolio

(the “Portfolios”)

Effective immediately, the PIMCO Global Multi-Asset Portfolio’s portfolio will be jointly managed by Vineer Bhansali, Curtis Mewbourne and Mihir Worah. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Vineer Bhansali, Curtis Mewbourne and Mihir Worah. All are Managing Directors of PIMCO. Mr. Mewbourne and Dr. Bhansali have managed the Portfolio since its inception in April 2009, and Mr. Worah has managed the Portfolio since January 2014. Mr. Worah is responsible for overall portfolio construction. Mr. Mewbourne focuses on developing alpha strategies, and Dr. Bhansali focuses on developing risk management strategies.

In addition, effective immediately, the PIMCO Global Multi-Asset Managed Volatility Portfolio’s portfolio will be jointly managed by Vineer Bhansali, Curtis Mewbourne and Mihir Worah. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Vineer Bhansali, Curtis Mewbourne and Mihir Worah. All are Managing Directors of PIMCO. Mr. Mewbourne and Dr. Bhansali have managed the Portfolio since its inception in April 2012, and Mr. Worah has managed the Portfolio since January 2014. Mr. Worah is responsible for overall portfolio construction. Mr. Mewbourne focuses on developing alpha strategies, and Dr. Bhansali focuses on developing risk management strategies.

In addition, effective immediately, the PIMCO Global Advantage® Strategy Bond Portfolio’s portfolio will be jointly managed by Andrew Balls, Lupin Rahman and Ramin Toloui. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Andrew Balls, Lupin Rahman and Ramin Toloui. Mr. Balls is a Managing Director of PIMCO. Mr. Toloui and Ms. Rahman are Executive Vice Presidents of PIMCO. Mr. Toloui has managed the Portfolio since its inception in May 2011, Mr. Balls has managed the Portfolio since October 2011, and Ms. Rahman has managed the Portfolio since January 2014.

In addition, effective immediately, disclosure concerning the co-portfolio managers of the Portfolios in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO CommodityRealReturn® Strategy	Mihir Worah	12/07	Managing Director, PIMCO. Mr. Worah is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team.
PIMCO Global Multi-Asset**		1/14
PIMCO Global Multi-Asset Managed Volatility**		1/14
PIMCO Real Return		12/07

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Emerging Markets Bond PIMCO Global Advantage® Strategy Bond	Ramin Toloui	9/09 5/11*

Executive Vice President, PIMCO. He joined PIMCO in 2006 and is a portfolio manager specializing in global economics and emerging markets. Prior to joining PIMCO, he worked for seven years in the international division of the U.S. Department of the Treasury, including as director of the Office of the Western Hemisphere and senior advisor to the Undersecretary for International Affairs

PIMCO Global Advantage® Strategy Bond	Andrew Balls	10/11

Managing Director, PIMCO. He joined PIMCO in 2006 and is a member of the Investment Committee and head of European portfolio management. Prior to joining PIMCO, he spent eight years at the Financial Times, most recently as editor of the U.S. Lex column and as chief economics correspondent in Washington, D.C.

PIMCO Global Diversified Allocation PIMCO Global Multi-Asset** PIMCO Global Multi-Asset Managed Volatility**	Vineer Bhansali	4/12* 4/09* 4/12*

Managing Director, PIMCO. He is a Portfolio Manager, the firm-wide head of analytics for portfolio management, and a senior member of PIMCO’s portfolio management group. Dr. Bhansali joined PIMCO in 2000, previously having been associated with Credit Suisse First Boston as a vice president in proprietary fixed-income trading.

PIMCO Diversified Income PIMCO Global Multi-Asset** PIMCO Global Multi-Asset Managed Volatility**	Curtis Mewbourne	* 4/09* 4/12*	Managing Director, PIMCO. He is a Portfolio Manager and senior member of PIMCO’s portfolio management and strategy group, specializing in credit portfolios. He joined PIMCO in 1999.
PIMCO Global Advantage® Strategy Bond	Lupin Rahman	1/14	Executive Vice President, PIMCO. Ms. Rahman joined PIMCO in 2008 and is an emerging markets portfolio manager specializing in sovereign credit, monetary and foreign exchange policy analysis.

*	Inception of the Portfolio.
**

Mr. Worah is responsible for overall portfolio construction for the PIMCO Global Multi-Asset Portfolio and PIMCO Global Multi-Asset Managed Volatility Portfolio. Mr. Mewbourne focuses on developing alpha strategies, and Dr. Bhansali focuses on developing risk management strategies.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_012914

PIMCO Variable Insurance Trust

Supplement Dated January 29, 2014 to the

PIMCO Global Multi-Asset Portfolio Administrative Class Prospectus,

PIMCO Global Multi-Asset Portfolio Institutional Class Prospectus and

PIMCO Global Multi-Asset Portfolio Advisor Class Prospectus,

each dated April 30, 2013, as supplemented from time to time (the “Prospectuses”)

Effective immediately, the PIMCO Global Multi-Asset Portfolio’s portfolio will be jointly managed by Vineer Bhansali, Curtis Mewbourne and Mihir Worah. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Vineer Bhansali, Curtis Mewbourne and Mihir Worah. All are Managing Directors of PIMCO. Mr. Mewbourne and Dr. Bhansali have managed the Portfolio since its inception in April 2009, and Mr. Worah has managed the Portfolio since January 2014. Mr. Worah is responsible for overall portfolio construction. Mr. Mewbourne focuses on developing alpha strategies, and Dr. Bhansali focuses on developing risk management strategies.

In addition, effective immediately, the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Global Multi-Asset**	Mihir Worah	1/14	Managing Director, PIMCO. Mr. Worah is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team.
	Vineer Bhansali	4/09*

Managing Director, PIMCO. He is a Portfolio Manager, the firm-wide head of analytics for portfolio management, and a senior member of PIMCO’s portfolio management group. Dr. Bhansali joined PIMCO in 2000, previously having been associated with Credit Suisse First Boston as a vice president in proprietary fixed-income trading.

	Curtis Mewbourne	4/09*	Managing Director, PIMCO. He is a Portfolio Manager and senior member of PIMCO’s portfolio management and strategy group, specializing in credit portfolios. He joined PIMCO in 1999.

*	Inception of the Portfolio.
**

Mr. Worah is responsible for overall portfolio construction for the PIMCO Global Multi-Asset Portfolio. Mr. Mewbourne focuses on developing alpha strategies, and Dr. Bhansali focuses on developing risk management strategies.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_012914

PIMCO Variable Insurance Trust

Supplement Dated January 29, 2014 to the

PIMCO Global Multi-Asset Managed Volatility Portfolio Administrative Class Prospectus and PIMCO Global Multi-Asset Managed Volatility Portfolio Advisor Class Prospectus,

each dated April 30, 2013, as supplemented from time to time (the “Prospectuses”)

Effective immediately, the PIMCO Global Multi-Asset Managed Volatility Portfolio’s portfolio will be jointly managed by Vineer Bhansali, Curtis Mewbourne and Mihir Worah. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Vineer Bhansali, Curtis Mewbourne and Mihir Worah. All are Managing Directors of PIMCO. Mr. Mewbourne and Dr. Bhansali have managed the Portfolio since its inception in April 2012, and Mr. Worah has managed the Portfolio since January 2014. Mr. Worah is responsible for overall portfolio construction. Mr. Mewbourne focuses on developing alpha strategies, and Dr. Bhansali focuses on developing risk management strategies.

In addition, effective immediately, the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Global Multi-Asset Managed Volatility**	Mihir Worah	1/14	Managing Director, PIMCO. Mr. Worah is a Portfolio Manager and member of the government and derivatives desk. He joined PIMCO in 2001 as a member of the analytics team.
	Vineer Bhansali	4/12*

Managing Director, PIMCO. He is a Portfolio Manager, the firm-wide head of analytics for portfolio management, and a senior member of PIMCO’s portfolio management group. Dr. Bhansali joined PIMCO in 2000, previously having been associated with Credit Suisse First Boston as a vice president in proprietary fixed-income trading.

	Curtis Mewbourne	4/12*	Managing Director, PIMCO. He is a Portfolio Manager and senior member of PIMCO’s portfolio management and strategy group, specializing in credit portfolios. He joined PIMCO in 1999.

*	Inception of the Portfolio.
**

Mr. Worah is responsible for overall portfolio construction for the PIMCO Global Multi-Asset Managed Volatility Portfolio. Mr. Mewbourne focuses on developing alpha strategies, and Dr. Bhansali focuses on developing risk management strategies.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_012914

PIMCO Variable Insurance Trust

Supplement Dated January 29, 2014 to the

PIMCO Global Advantage® Strategy Bond Portfolio Administrative Class Prospectus, PIMCO Global Advantage® Strategy Bond Portfolio Advisor Class Prospectus and

PIMCO Global Advantage® Strategy Bond Portfolio Institutional Class Prospectus,

each dated April 30, 2013, as supplemented from time to time (the “Prospectuses”)

Effective immediately, the PIMCO Global Advantage® Strategy Bond Portfolio’s portfolio will be jointly managed by Andrew Balls, Lupin Rahman and Ramin Toloui. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Andrew Balls, Lupin Rahman and Ramin Toloui. Mr. Balls is a Managing Director of PIMCO. Mr. Toloui and Ms. Rahman are Executive Vice Presidents of PIMCO. Mr. Toloui has managed the Portfolio since its inception in May 2011, Mr. Balls has managed the Portfolio since October 2011, and Ms. Rahman has managed the Portfolio since January 2014.

In addition, effective immediately, the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Global Advantage® Strategy Bond	Lupin Rahman	1/14	Executive Vice President, PIMCO. Ms. Rahman joined PIMCO in 2008 and is an emerging markets portfolio manager specializing in sovereign credit, monetary and foreign exchange policy analysis.
	Ramin Toloui	5/11*

Executive Vice President, PIMCO. He joined PIMCO in 2006 and is a portfolio manager specializing in global economics and emerging markets. Prior to joining PIMCO, he worked for seven years in the international division of the U.S. Department of the Treasury, including as director of the Office of the Western Hemisphere and senior advisor to the Undersecretary for International Affairs

	Andrew Balls	10/11

Managing Director, PIMCO. He joined PIMCO in 2006 and is a member of the Investment Committee and head of European portfolio management. Prior to joining PIMCO, he spent eight years at the Financial Times, most recently as editor of the U.S. Lex column and as chief economics correspondent in Washington, D.C.

*	Inception of the Portfolio.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP4_012914

PIMCO Variable Insurance Trust

Supplement dated January 29, 2014 to the

Statement of Additional Information dated April 30, 2013,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Global Multi-Asset Portfolio, PIMCO Global Multi-Asset Managed Volatility Portfolio and PIMCO Global Advantage® Strategy Bond Portfolio

Effective immediately, the PIMCO Global Multi-Asset Portfolio’s portfolio will be jointly managed by Vineer Bhansali, Curtis Mewbourne and Mihir Worah.

In addition, effective immediately, the PIMCO Global Multi-Asset Managed Volatility Portfolio’s portfolio will be jointly managed by Vineer Bhansali, Curtis Mewbourne and Mihir Worah.

In addition, effective immediately, the PIMCO Global Advantage® Strategy Bond Portfolio’s portfolio will be jointly managed by Andrew Balls, Lupin Rahman and Ramin Toloui.

Therefore, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI with respect to Vineer Bhansali, Curtis Mewbourne, Mihir Worah, Ramin Toloui and Andrew Balls. With respect to Lupin Rahman, the following is added to the table:

	Total Number of Other Accounts	Total Assets of All Other Accounts (in $ millions)	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee (in $ millions)
Ms. Rahman[17]
Registered Investment Companies	0	0.00	0	0.00
Pooled Investment Vehicles	4	7,304.54	0	0.00
Other Accounts	8	986.02	0	0.00

[17]	Ms. Rahman co-manages the PIMCO Global Advantage® Strategy Bond Portfolio ($236.4 million of total assets under management as of December 31, 2013).

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective January 29, 2014, the PIMCO Global Multi-Asset Portfolio’s portfolio is jointly managed by Vineer Bhansali, Curtis Mewbourne and Mihir Worah. In addition, effective January 29, 2014, the PIMCO Global Multi-Asset Managed Volatility Portfolio’s portfolio is jointly managed by Vineer Bhansali, Curtis Mewbourne and Mihir Worah. In addition, effective January 29, 2014, the PIMCO Global Advantage® Strategy Bond Portfolio’s portfolio is jointly managed by Ramin Toloui, Andrew Balls and Lupin Rahman. Information pertaining to accounts managed by Ms. Rahman is as of December 31, 2013.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP5_012914